FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company values its marketable securities, using quoted prices in markets that are considered active and not considered active, but for which all significant inputs are observable, either directly or indirectly. The Company's marketable securities are classified within Level 1 and Level 2 of the fair value hierarchy. Equity securities are classified as Level 1 and the remaining marketable securities are classified as Level 2. In accordance with ASC 820, the Company does not adjust the quoted price for such instruments. The types of instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency (Level 2) include corporate debentures and U.S government treasuries.

The Company values its foreign currency derivative contracts using a market approach. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$10,116	$-	$-	$10,116
Corporate debentures	-	560	-	560
Foreign currency derivative contracts	-	(78)	-	(78)

Total	$10,116	$482	$-	$10,598

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Cash equivalents:
U.S government treasuries	$-	$2,614	$-	$2,614

Marketable securities:
Equity	10,251	-	-	10,251
Corporate debentures	-	1,798	-	1,798
Foreign currency derivative contracts		73		73

Total	$10,251	$4,485	$-	$14,736